Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation [Abstract]
Share-based Compensation
16. Share-based Compensation
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	5,984	1,645	2,359
Sales and marketing expenses	12,669	6,071	1,183
Research and development expenses	30,578	8,020	8,712
General and administrative expenses	21,478	15,061	10,342

Total	70,709	30,797	22,596

Youdao Plan
2015 Share Incentive Plan
On February 3, 2015, the Company adopted an option and restricted share unit plan for the Company’s employees, directors and consultants (the “2015 Share Incentive Plan” or “2015 Plan”), which became effective for a term of ten years unless sooner terminated, initially 8,000,000 ordinary shares of the Company was reserved. In April 2018, the Company further reserved an additional 2,222,222 ordinary shares for the 2015 Plan, which resulted in the total number of ordinary shares reserved under the 2015 Plan to be 10,222,222. In November 2024, the Company approved a proposed amendment to the 2015 Plan to extend the expiration date of the plan to the twentieth anniversary of its effective date.
2023 Share Incentive Plan
In April 2023, the Company adopted an option and restricted share unit plan for the Company’s employees, directors and consultants (the “2023 Share Incentive Plan” or “2023 Plan”), which became effective for a term of ten years unless sooner terminated. The maximum aggregate number of ordinary shares the Company is authorized to issue pursuant to equity awards granted under the 2023 Plan is 5,668,625 shares. As of December 31, 2024, there was no options or restricted share units outstanding under the 2023 Plan.
Share Option Activities
The Group uses binomial option pricing model to determine fair value of the share-based awards. The fair value of each option granted for the years ended December 31, 2022 and 2023 is estimated on the date of grant using the following assumptions, and no option granted for the year ended December 31, 2024.

	For the year ended December 31,
	2022	2023
Expected volatility	74.30% -95.00%	96.30%
Expected dividends yield	0%	0%
Risk-free interest rate	1.74% -2.70%	3.42%
Expected term (in years)	6	6
Fair value of underlying ordinary share (US$)	4.25-13.02	4.94-7.69
The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The Company has not declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date.

The following table presents a summary of the Company’s option activities for the years ended December 31, 2022, 2023 and 2024:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2022	4,905	3.33	2.94	44,871
Granted	635	4.50
Exercised	(642)	2.40
Forfeited	(337)	3.90

Outstanding as of December 31, 2022	4,561	3.58	2.74	8,188

Granted	78	4.50
Exercised	(355)	3.48
Forfeited	(478)	4.27

Outstanding as of December 31, 2023	3,806	3.53	2.00	2,205

Granted	—	—
Exercised	(662)	3.58
Forfeited	(288)	4.31

Outstanding as of December 31, 2024	2,856	3.44	1.57	11,323

Vested and exercisable as of December 31, 2023	2,659	3.24	1.60	2,094
Vested and exercisable as of December 31, 2024	2,369	3.23	1.38	9,868
The weighted average grant date fair value of share options granted during the years ended December 31, 2022, 2023 and 2024 were US$8.53, US$4.94 and nil, respectively. The total fair value of options vested during the years ended December 31, 2022, 2023 and 2024 were RMB58,648, RMB58,380 and RMB45,835 (US$6,279), respectively.
As of December 31, 2024, the unrecognized compensation expenses related to the options granted under the 2015 Plan was estimated to US$1,361 (RMB9,934) and the weighted average remaining vesting period was 1.23 years.

Restricted Share Unit Award Activities
The following table presents a summary of the Company’s RSUs award activities for the years ended December 31, 2023 and 2024:

	Number of RSUs	Weighted average grant date fair value
	(in thousands)	US$
Outstanding as of January 1, 2023	—	—
Granted	411	5.96
Vested	(1)	4.06
Forfeited	(39)	5.97

Outstanding as of December 31, 2023	371	5.96

Granted	393	4.14
Vested	(122)	5.96
Forfeited	(106)	5.49

Outstanding as of December 31, 2024	536	4.72

As of December 31, 2024, the unrecognized compensation expenses related to the unvested RSUs granted under the 2015 Plan was estimated to US$1,254 (RMB9,153) and the weighted average remaining vesting period was 1.60 years.
NetEase Plan
(a) Description of Share Incentive plan
In November 2009, NetEase adopted a restricted share units plan for NetEase’s employees, directors and consultants (the “2009 RSU Plan”). NetEase has reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the board of directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.
In October 2019, NetEase adopted a 2019 restricted share unit plan for its employees, directors and others (the “2019 RSU Plan”), with a ten-year
term and a maximum number of
322,458,300
ordinary sh
are
s available for issuance pursuant to all awards under the plan. Effective February 22, 2023, NetEase amended and restated the 2019 RSU Plan to permit to grant stock option awards to its employees, directors and others, and renamed it as Amended and Restated 2019 Share Incentive Plan (the “2019 Plan”).
(b) Share-based compensation expenses
NetEase recognizes share-based compensation expenses in its consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the NetEase’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.
The corresponding share-based compensation expenses were allocated to the Group based on grants to the Group’s employees, amounting to RMB1,499, RMB416 and RMB418 which is treated as deemed contribution from NetEase Group and recorded in additional paid-in
capital, for the years ended December 31, 2022, 2023 and 2024, respectively.